SEGMENT INFORMATION (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Total Revenues	$ 763,353	$ 560,319	$ 7,094,270	$ 2,125,851
Cost of Goods Sold	534,638	558,229	6,941,278	2,036,933
Total	228,715	2,090	152,992	88,918
Selling, general and administrative expenses	2,331,285	2,203,805	18,327,792	3,575,897
Loss from operations	(2,102,570)	(2,201,715)	(18,174,800)	(3,486,979)
Other Income (Expenses)
Amortization of debt discount	41,126
Loss from derivatives issued with debt greater than debt carrying value	224,000	1,214,000	4,808,000	2,054,000
Gain (Loss) on fair market valuation of derivatives	(408,200)	1,284,825	(1,912,037)	(673,000)
Interest Income (Expense)	188,529	215,950	1,096,324	1,278,721
Total Other Income (Expense)	(45,455)	(2,714,775)	(3,992,287)	(2,659,721)
Loss before Provision of Income Taxes	(2,148,025)	(4,916,490)	(22,167,087)	(6,146,700)
Total assets	7,230,381		7,719,226	4,040,585
Hydroponic Produce [Member]
Total Revenues			6,627,109	1,936,054
Cost of Goods Sold			6,667,967	1,955,203
Total			(40,858)	(19,149)
Selling, general and administrative expenses			1,506,684	201,953
Loss from operations			(1,547,542)	(221,102)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value
Gain (Loss) on fair market valuation of derivatives
Interest Income (Expense)			2,232	(651)
Total Other Income (Expense)			2,232	(651)
Loss before Provision of Income Taxes			(1,545,310)	(221,753)
Total assets			5,956,861	3,250,788
Cannabis Products [Member]
Total Revenues
Cost of Goods Sold
Total
Selling, general and administrative expenses			1,115,577
Loss from operations			(1,115,577)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value
Gain (Loss) on fair market valuation of derivatives
Interest Income (Expense)
Total Other Income (Expense)
Loss before Provision of Income Taxes			(1,115,577)
Total assets			858,180
Eliminations and Other [Member]
Total Revenues			467,161	189,797
Cost of Goods Sold			273,311	81,730
Total			193,850	108,067
Selling, general and administrative expenses			15,705,530	3,373,944
Loss from operations			(19,506,200)	(3,265,877)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value			(4,808,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives			1,912,037	673,000
Interest Income (Expense)			(1,098,557)	(1,278,070)
Total Other Income (Expense)			(3,994,520)	(2,659,070)
Loss before Provision of Income Taxes			(19,506,200)	(5,924,947)
Total assets			904,185	789,797
Hydroponic Produce Member
Total Revenues	458,773	457,823
Cost of Goods Sold	288,093	476,139
Total	170,680	(18,316)
Selling, general and administrative expenses	470,065	266,244
Loss from operations	(299,385)	(284,560)
Other Income (Expenses)
Amortization of debt discount
Loss from derivatives issued with debt greater than debt carrying value
Gain (Loss) on fair market valuation of derivatives
Interest Income (Expense)		1,737
Total Other Income (Expense)		1,737
Loss before Provision of Income Taxes	(299,385)	(282,823)
Total assets	6,009,693	4,595,821
Cannabis Products Member
Total Revenues	304,025
Cost of Goods Sold	246,545
Total	57,480
Selling, general and administrative expenses	226,289
Loss from operations	(168,809)
Other Income (Expenses)
Amortization of debt discount
Loss from derivatives issued with debt greater than debt carrying value
Gain (Loss) on fair market valuation of derivatives
Interest Income (Expense)
Total Other Income (Expense)
Loss before Provision of Income Taxes	(168,809)
Total assets	794,180
Eliminations and Other [Member]
Total Revenues	555	102,496
Cost of Goods Sold		82,090
Total	555	20,406
Selling, general and administrative expenses	1,634,931	1,937,561
Loss from operations	(1,634,376)	(1,917,155)
Other Income (Expenses)
Amortization of debt discount	(41,126)
Loss from derivatives issued with debt greater than debt carrying value	(224,000)	(1,214,000)
Gain (Loss) on fair market valuation of derivatives	408,200	(1,284,825)
Interest Income (Expense)	(188,529)	(217,687)
Total Other Income (Expense)	(45,455)	(2,716,512)
Loss before Provision of Income Taxes	(1,679,831)	(4,633,667)
Total assets	426,508	3,818,060
Segment Information Member
Total Revenues	763,353	560,319	7,094,270	2,125,851
Cost of Goods Sold	534,638	558,229	6,941,278	2,036,933
Total	228,715	2,090	152,992	88,918
Selling, general and administrative expenses	2,331,285	2,203,805	18,327,792	3,575,897
Loss from operations	(2,102,570)	(2,201,715)	(18,174,800)	(3,486,979)
Other Income (Expenses)
Amortization of debt discount	(41,126)
Loss from derivatives issued with debt greater than debt carrying value	(224,000)	(1,214,000)	(4,808,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	408,200	(1,284,825)	1,912,037	673,000
Interest Income (Expense)	(188,529)	(215,950)	(1,096,324)	(1,278,721)
Total Other Income (Expense)	(45,455)	(2,714,775)	(3,992,287)	(2,659,721)
Loss before Provision of Income Taxes	(2,148,025)	(4,916,490)	(22,167,087)	(6,146,700)
Total assets	$ 7,230,381	$ 8,413,881	$ 7,719,226	$ 4,040,585